Fair Value of Purchase Consideration in Acquired Business (Detail) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2011	Aug. 09, 2013 Syndicated Solar , Inc
Business Combination, Transactions [Line Items]
Cash			$ 250,000
Common stock	916,000	21,576,000	916,000
Total purchase consideration			$ 1,166,000